Property and Equipment	12 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Property and Equipment

7 - PROPERTY AND EQUIPMENT

March 31, 2014	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	988,352	972,102	16,250
Software	85,957	84,718	1,239
Office furniture and equipment	211,862	196,462	15,400
Voice communications equipment	5,696	4,871	825
Leasehold improvements	144,669	143,813	856
	1,436,536	1,401,966	34,570

March 31, 2013	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	1,031,033	1,024,223	6,810
Software	105,937	95,509	10,428
Office furniture and equipment	230,010	222,634	7,376
Voice communications equipment	25,115	23,304	1,811
Leasehold improvements	152,180	151,998	182
	1,544,275	1,517,668	26,607

Depreciation expense for the year ended March 31, 2014 was $10,953 ($11,844 and $14,986 for the year ended March 31, 2013 and 2012 respectively). These expenses are included in the cost of revenue account, the selling, general, and administration account and the research and development account.